Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document And Entity Information
Entity Registrant Name	Bright Mountain Media, Inc.
Entity Central Index Key	0001568385
Document Type	S-1/A
Document Period End Date	Dec. 31, 2016
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2016
Amendment Description	Updated financials